Restructuring, Impairment and Other Charges - Other Charges - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Other Charges	$ 4	$ 3	$ 22
Accrued liabilities	239	237
Other noncurrent liabilities	67	52
Courier Corporation
Restructuring Cost And Reserve [Line Items]
Restructuring, integration charges			19
Multiemployer pension plan withdrawal obligations
Restructuring Cost And Reserve [Line Items]
Other Charges	4	3	3
Accrued liabilities	6	6	6
Other noncurrent liabilities	$ 37	$ 39	$ 42